Share-based compensation - Schedule of Stock Option Activity (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥) ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares , Begining Balance | shares	0
Number of shares , Granted | shares	114,000,000
Number of shares , Ending Balance | shares	114,000,000
Number of shares , Expected to vest | shares	94,677,000
Number of shares , Exercisable | shares	0
Share Based Compensation Arrangement By Share Based Payment Award Options Weighted Average Exercise Price [Abstract]
Weighted-Average per Share Exercise Price , Begining Balance | ¥ / shares	¥ 0
Weighted-Average per Share Exercise Price , Granted | ¥ / shares	4.90
Weighted-Average per Share Exercise Price , Ending Balance | ¥ / shares	4.90
Weighted-Average per Share Exercise Price, Expected to vest | ¥ / shares	4.90
Weighted-Average per Share Exercise Price , Exercisable | ¥ / shares	¥ 0
Share Based Compensation Arrangement By ShareBased Payment Award Options Weighted Average Remaining Contractual Term [Abstract]
Weighted Average Remaining Contractual Term, Expected to vest	9 years 1 month 6 days
Share Based Compensation Arrangement By ShareBased Payment Award Options Aggregate Intrinsic Value [Abstract]
Aggregate Intrinsic Value, Begining balance | ¥	¥ 0
Aggregate Intrinsic Value, Granted | ¥	0
Aggregate Intrinsic Value, Ending balance | ¥	0
Aggregate Intrinsic Value, Expected to vest | ¥	0
Aggregate Intrinsic Value, Exercisable | ¥	¥ 0